Post-retirement benefit obligations (Details) - ZAR (R) R in Millions	Jun. 30, 2024	Jun. 30, 2023
Disclosure of net defined benefit liability (asset)
Post-retirement obligations, Non-current	R 11,356	R 11,343
Post-retirement obligations, Current	724	713
Post-retirement obligations, Total	12,080	12,056
Post-retirement assets, Non-current	(910)	(784)
Healthcare
Disclosure of net defined benefit liability (asset)
Post-retirement obligations, Non-current	3,842	3,527
Post-retirement obligations, Current	319	300
Post-retirement obligations, Total	4,161	3,827
Pension
Disclosure of net defined benefit liability (asset)
Post-retirement assets, Non-current	(910)	(784)
Post-retirement assets, Total	(910)	(784)
Net pension obligations, Non-current	6,604	7,032
Net pension obligations, Current	405	413
Net pension obligations, Total	7,009	7,445
South Africa | Healthcare
Disclosure of net defined benefit liability (asset)
Post-retirement obligations, Non-current	3,611	3,286
Post-retirement obligations, Current	304	281
Post-retirement obligations, Total	3,915	3,567
South Africa | Pension
Disclosure of net defined benefit liability (asset)
Post-retirement assets, Non-current	(92)	(84)
Post-retirement assets, Total	(92)	(84)
Net pension obligations, Total	(92)	(84)
United States of America | Healthcare
Disclosure of net defined benefit liability (asset)
Post-retirement obligations, Non-current	231	241
Post-retirement obligations, Current	15	19
Post-retirement obligations, Total	246	260
Foreign Countries | Pension
Disclosure of net defined benefit liability (asset)
Post-retirement obligations, Non-current	7,514	7,816
Post-retirement obligations, Current	405	413
Post-retirement obligations, Total	7,919	8,229
Post-retirement assets, Non-current	(818)	(700)
Post-retirement assets, Total	(818)	(700)
Net pension obligations, Total	R 7,101	R 7,529